SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Jan. 11, 2022	Oct. 31, 2021	Oct. 31, 2020
Subsequent Event [Line Items]
Principal amount			$ 20,000
Working capital		$ 3,609,174
Subsequent Event [Member]
Subsequent Event [Line Items]
Unissued common stock	36,923,080
Commitment fee	$ 200,000
Initial Commitment Fee Shares	3,076,921
Additional Commitment Fee	$ 100,000
Additional Commitment Fee Shares	1,538,462
Issuance of discount	$ 260,000
Original issue discount	60,000
Subsequent Event [Member] | J H Darbie Co [Member]
Subsequent Event [Line Items]
Legal Fees	12,500
Brokerage fees	9,000
Working capital	518,500
Subsequent Event [Member] | A J B Capital Investments [Member]
Subsequent Event [Line Items]
Principal amount	600,000
Purchase price	540,000
Debt issued original discount rate	$ 60,000